Share capital	12 Months Ended
Dec. 31, 2018
Disclosure Of Share capital [Abstract]
Disclosure of issued capital [text block]
Note
26	Share capital

Issued share capital	2018	2017
Common stock (amounts in US$ ‘000)	60	61
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,483,447	60,596,219
Total common shares in issue	60,483,447	60,596,219

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below:

Common shares

As of 31 December 2018, the outstanding common shares confer the following rights on the holder:

•	the right to one vote per share;
•	ranking pari passu , the right to any dividend declared and payable on common shares;

GeoPark common shares history	Date	Shares issued (millions)	Shares closing (millions)	US$(`000) Closing
Shares outstanding at the end of 2016			59.9	60
Stock awards	Jan 2017	0.1	60.0	60
Stock awards	Dec 2017	0.1	60.1	60
Stock awards	Dec 2017	0.5	60.6	61
Shares outstanding at the end of 2017			60.6	61
Stock awards	Dec 2018	0.1	60.7	61
Buyback program	Dec 2018	(0.2)	60.5	60
Shares outstanding at the end of 2018			60.5	60

Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2018, the Company issued 33,145 (70,485 in 2017 and 137,897 in 2016) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 449,000 (US$ 257,000 in 2017 and US$ 541,848 in 2016). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On 14 December 2017, 490,000 (379,500 in 2016) common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 2,513,000 (US$ 3,940,000 in 2016).

On 13 September 2017, 12,546 (8,333 in 2016) shares were issued pursuant to a consulting agreement for services rendered to GeoPark Limited generating a share premium of US$ 43,000 (US$ 38,000 in 2016).

In January 2017, 82,306 shares were issued to key management as bonus compensation, generating a share premium of US$ 332,000.

On 8 February 2016, 468,405 shares were issued to Executive Directors and key management as bonus compensation, generating a share premium of US$ 1,512,000.

Buyback Program

On 20 December 2018, the Company approved a program to repurchase up to 10% of its shares outstanding or approximately 6,063,000 shares. The repurchase program begun on 21 December 2018 and will expire on 31 December 2019. During 2018, the Company purchased 145,917 common shares for a total amount of US$ 1,801,000. These transactions had no impact on the Group’s results.

During 2016, the Repurchase Program began on 6 April 2016 and then was resumed during the year until November 2016, the Company purchased 588,868 common shares for a total amount of US$ 1,991,000.